Share capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 11, 2021	Dec. 23, 2020	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Sale of stock	32,923,078	5,554,588	165,889
Fair value of outstanding liability			$ 98
Outstanding fees settled			$ 98
Purchase of warrants	16,461,539	2,777,268
Aggregate of net proceeds	$ 21,400	$ 3,000
Description of shares and warrants	The common shares and warrants were issued at $0.65 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.80 for a period of five years from the issue date. The Company also issued 1,152,307 broker warrants with the same terms and incurred commission and other costs of $1.8 million out of which $0.7 million was allocated to the warrants issued in the unit and expensed in the statement of comprehensive loss.
Price per share		$ 0.54
Warrants [Member]
IfrsStatementLineItems [Line Items]
Price per share		$ 1.50
Tranche A Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance				$ 7,000
Converted to shares				12,150,447
Aggregate of value				$ 7,000